Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Cash consideration for shares repurchased		¥ 217,900	$ 34.0
Cash consideration for shares repurchased | ¥		(217,920)
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased | shares	1,426,490
Cash consideration for shares repurchased | $	$ 4.1
AiFenLei | Preferred Shares | Prepaid Deposit
Subsequent Event [Line Items]
Prepaid deposit | ¥		¥ 180,000
AiFenLei | Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Subscription for preferred shares value | $	$ 40.0